Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

28.  Commitments

The Group is committed to incur capital expenditure related to renovation of its office premises of RUB 3,013 thousand (as of December 31, 2019 – RUB 9,648 thousand) and to purchase software in the amount of RUB 5,357 thousand (as at December 31,2019 - nil). These commitments are expected to be settled in 2021.